Nature of Business and Organization	12 Months Ended
Dec. 31, 2021
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

The Company primarily provide trucking and delivery services using its own truckload fleet and subcontractors to meet its customers’ diverse transportation needs across different provinces or within Guangdong and Xinjiang in the People’s Republic of China (the “PRC” or “China”).

MingZhu Logistics Holdings Limited (“MingZhu Cayman”) is a holding company incorporated in the Cayman Islands on January 2, 2018 under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of MingZhu Investment Limited (“MingZhu BVI”) established under the laws of the British Virgin Islands on January 15, 2018. MingZhu BVI is also a holding company holding all of the outstanding equity of YGMZ (Hong Kong) Limited (“MingZhu HK”) which was incorporated in Hong Kong on February 2, 2018.

Reorganization

A reorganization of the Company’s legal structure was completed on April 13, 2018. The reorganization involved the incorporation of MingZhu Cayman, and its wholly-owned subsidiaries, MingZhu BVI, and MingZhu HK; and the transfer of all equity ownership of Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu”) to MingZhu HK from the former shareholders of MingZhu. In consideration of the transfer, the Company issued 1,000 shares of the Company with par value $0.001 (HKD 0.01) per share to the former shareholders of MingZhu.

On April 13, 2018, the former shareholders transferred their 100% ownership interest in MingZhu to MingZhu HK, which is 100% owned by MingZhu Cayman through MingZhu BVI. After the reorganization, MingZhu Cayman owns 100% equity interests of MingZhu BVI, MingZhu HK and MingZhu. The controlling shareholder of MingZhu Cayman is same as of MingZhu prior to the reorganization.

MingZhu was incorporated on July 10, 2002 in Shenzhen, Guangdong under the laws of the PRC. Shenzhen Pengcheng Shengshi Logistics Co., Ltd. (“MingZhu Pengcheng”), a company providing trucking services, was incorporated on April 7, 2010 in Shenzhen, Guangdong under the laws of the PRC. Prior to the reorganization, MingZhu and MingZhu Pengcheng were under common control. On November 10, 2017, for the purpose of reorganization so that the business of the Company could be rearranged to be under a common holding company, the entire equity interest of MingZhu Pengcheng was transferred to MingZhu.

These two transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination.

On September 5, 2018, MingZhu HK established its wholly-owned subsidiary, Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”), a PRC company. MingZhu Management engages in providing transportation and supply chain management services.

With the effect of resolutions passed by board of directors on February 12, 2020, the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000. As of the date hereof, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 9,000,000.

On October 21, 2020, the Company completed the initial public offering (“IPO”) of 3,000,000 ordinary shares at a public offering price of US$4.00 per share.

On October 30, 2020, the underwriter and sole book-runner of our underwritten IPO, exercised the partial over-allotment option and purchased an additional 350,000 ordinary shares of the Company at the IPO price of US$4.00 per share.

On December 4, 2020, the underwriter and sole book-runner of our underwritten IPO, further exercised the partial over-allotment option and purchased an additional 4,040 ordinary shares of the Company at the IPO price of US$4.00 per share.

On March 12, 2021, the Company closed its direct public offering of 3,333,335 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.75 ordinary share. The Company sold the Units at a price of $6.00 per Unit. The Company received gross proceeds from the Offering, before deducting estimated offering expenses payable by the Company, of approximately $18,000,000.

On April 21, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 214,286 ordinary shares of the Company with no cash in consideration.

On June 14, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 43,616 ordinary shares of the Company with no cash in consideration.

On December 29, 2021 (“Acquisition Date”), the Company entered into a Share Purchase Agreement (the “SPA”) to acquire 100% of the equity interest of Cheyi (BVI) Limited (the “Cheyi BVI”) which operates its business through its subsidiary Zhejiang Cheyi Network Technology Co., Ltd. (the “Cheyi Network”), an integrated online car-hailing and driver management services company. Pursuant to the agreement, the total consideration for the acquisition of 100% equity ownership of Cheyi BVI is an aggregate of U.S. $29,466,032, consisting of the issuance by the Company to the shareholders of Cheyi BVI an aggregate of 3,189,000 fully paid Company’s ordinary shares (being U.S. $12,756,000 of $4 per share) and payment of $2,000,000 at closing, and Year-2021 earnout payment of U.S. $8,826,019 and Year-2022 earnout payment of U.S. $5,884,013 if the Cheyi BVI’s audited net income for its fiscal year 2021 and 2022 is no less than U.S. $3,000,000 respectively. The two earnout payments are due 13 months upon the delivery of Cheyi BVI’s audited financial statements.

The transaction was accounted for in accordance with the provisions of ASC 805-10, Business Combinations. The values assigned in these financial statements represent management’s best estimate of fair values as of the Acquisition Date.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	20,152,890
Total purchase price for acquisition net of $1,477,065 of cash	$27,988,967

As of December 31, 2021, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 19,134,277.

Since the Company and its subsidiaries are effectively controlled by the same group of the shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.